Fair value of financial instruments - Reconciliation Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value of financial instruments
Financial assets at beginning of period	€ 16,069
Financial assets at end of period	16,493	€ 16,069
Level 3 | Private Venture Funds
Fair value of financial instruments
Net gains/(losses) in income statement	23	85
At Fair Value-Assets | Level 3
Fair value of financial instruments
Financial assets at beginning of period	750	727
Net gains/(losses) in income statement	13	177
Additions	101	69
Deductions	(39)	(218)
Transfers out of level 3	(4)	(7)
Other movements	2	2
Financial assets at end of period	€ 823	€ 750